December 26, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Asset Management Fund, Inc.
    File No.  2-78808

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


               U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 24f-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2


1.  Name and address of issuer: Asset Management Fund, Inc.
                                Shay Financial Services Co.
                                111 East Wacker Drive
                                Chicago, Il 60601

2.  Name of each series or class of funds for which this notice is filed:

    Asset Management Fund, Inc.
    Money Market Portfolio
    Short U.S. Government Securities Portfolio
    Adjustable Rate Mortgage (ARM) Portfolio
    U.S. Government Mortgage Securities Portfolio
    Intermediate Mortgage Securities Portfolio

3.  Investment Company Act File Number:   811-3541

    Securities Act File Number:   2-78808

4.  Last day of fiscal year for which this notice is filed:  10/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                     [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable: n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: n/a

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: n/a
                                        Number

    Money Market                      46,160,503
    Short U.S. Government              1,547,154
    ARM                               17,191,841
    U.S. Gov't Mortgage                   101,796
    Intermediate Mortgage              3,522,538

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                     Number             Sale Price

    Money Market                  756,322,916          $756,322,916
    Short U.S. Government           4,141,918            44,293,836
    ARM                            54,984,099           547,849,221
    U.S. Gov't Mortgage                950,852            10,233,212
    Intermediate Mortgage           1,221,455            11,947,721
    Total                         817,621,240        $1,370,646,906

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                     Number             Sale Price

    Money Market                  756,322,916          $756,322,916
    Short U.S. Government           4,141,918            44,293,835
    ARM                            54,984,099           547,849,221
    U.S. Gov't Mortgage                950,852            10,233,212
    Intermediate Mortgage           1,221,455            11,947,721
    Total                         817,621,240        $1,370,646,905

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                     Number             Sale Price

    Money Market                   2,389,475            $2,389,475
    Short U.S. Government            527,303             5,584,685
    ARM                            2,803,118            27,868,817
    U.S. Gov't Mortgage               179,409             1,891,769
    Intermediate Mortgage            137,670             7,021,955
    Total                          6,033,975           $44,756,701

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      $1,370,746,905

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +   44,756,701

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -1,561,422,796

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
    to rule 24e-2 (if applicable):                             +     0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                $     0

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                /     3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $     0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Edward E. Sammons, Jr.
        Edward E. Sammons, Jr.
        Vice President and Secretary

Date:   December 23, 1996


December 27, 1996


Board of Directors
Asset Management Fund, Inc.
111 East Wacker Drive
Chicago, Illinois 60601

Re:  24f-2 Notice for Asset Management Fund, Inc.
     File Nos. 2-78808 and 811-3541

Gentlemen:

We have acted as counsel to Asset Management Fund, Inc. (the "Fund") in connection with its public offering of an indefinite number of units of beneficial interest, $.001 par value ("Shares"), from each of the five authorized series of the Fund.

Based upon the foregoing, it is our opinion that the Shares issued, as reported on the accompanying Notice pursuant to Rule 24f-2 reporting sales and redemptions during the period November 1, 1995 through October 31, 1996, were legally issued, fully paid and nonassessable.

In rendering this opinion, we have relied upon an Officer's Certificate executed by a Vice President of the Fund representing, among other things, that all Shares of the Fund have been issued at the net asset value per share next determined after the Fund's receipt of an order in proper form and payment therefor from the investor, as described in the Fund's Prospectus and Statement of Additional Information.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission pursuant to Rule 24f-2 promulgated under Section 24(f) of the Investment Company Act of 1940, together with the Fund's Rule 24f-2 Notice.

Very truly yours,

/s/VEDDER, PRICE, KAUFMAN & KAMMHOLZ
VEDDER, PRICE, KAUFMAN & KAMMHOLZ

By: /s/Cathy G. O'Kelly
Cathy G. O'Kelly